2. Investment securities, Fair Value Level 3 Valuation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Investment Securities Available for Sale Level 3 Valuation
Balance, beginning of period	$ 750
Change in book value	0
Change in gain/(loss) realized and unrealized	0
Purchases/(sales and calls)	(500)
Transfers in and/or (out) of Level 3	0
Balance, end of period	250
Change in unrealized gain/(loss) for assets still held in Level 3	$ 0